PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 230,040	$ 195,741